Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2017	Oct. 18, 2017	Dec. 31, 2016	Dec. 09, 2016
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value				$ 0.0001
Mezzanine equity, shares authorized				222,460,486
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		800,000,000	577,539,514	577,539,514
Common stock, shares issued			79,305,191
Common stock, shares outstanding			79,305,191
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value			$ 0.0001
Common stock, shares authorized			577,539,514
Common stock, shares issued			79,305,191
Common stock, shares outstanding			79,305,191
Series A-1 Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			2,616,641
Mezzanine equity, shares outstanding			2,616,641
Series A-1 Convertible Preferred Shares [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			2,616,641
Mezzanine equity, shares outstanding			2,616,641
Series A-2 Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			4,779,796
Mezzanine equity, shares outstanding			4,779,796
Series A-2 Convertible Preferred Shares [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			4,779,796
Mezzanine equity, shares outstanding			4,779,796
Series B-1 Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			38,487,004
Mezzanine equity, shares outstanding			38,487,004
Series B-1 Convertible Preferred Shares [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			38,487,004
Mezzanine equity, shares outstanding			38,487,004
Series B-2 Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			5,233,281
Mezzanine equity, shares outstanding			5,233,281
Series B-2 Convertible Preferred Shares [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			5,233,281
Mezzanine equity, shares outstanding			5,233,281
Series B-3 Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			31,865,304
Mezzanine equity, shares outstanding			31,865,304
Series B-3 Convertible Preferred Shares [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			31,865,304
Mezzanine equity, shares outstanding			31,865,304
Series C-1 Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			37,720,709
Mezzanine equity, shares outstanding			37,720,709
Series C-1 Convertible Preferred Shares [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			37,720,709
Mezzanine equity, shares outstanding			37,720,709
Series C-2 Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			19,469,603
Mezzanine equity, shares outstanding			19,469,603
Series C-2 Convertible Preferred Shares [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			19,469,603
Mezzanine equity, shares outstanding			19,469,603
Series C-3 Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			13,391,793
Mezzanine equity, shares outstanding			13,391,793
Series C-3 Convertible Preferred Shares [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			13,391,793
Mezzanine equity, shares outstanding			13,391,793
Series C-4 Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			10,823,841
Mezzanine equity, shares outstanding			10,823,841
Series C-4 Convertible Preferred Shares [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			10,823,841
Mezzanine equity, shares outstanding			10,823,841
Series C-5 Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			58,072,514
Mezzanine equity, shares outstanding			58,072,514
Series C-5 Convertible Preferred Shares [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			58,072,514
Mezzanine equity, shares outstanding			58,072,514
Class A Voting Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	656,508,828	656,508,828	0
Common stock, shares issued	262,347,283	266,559,398	0
Common stock, shares outstanding	262,347,283	266,559,398	0
Class A Voting Ordinary Shares [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	656,508,828		0
Common stock, shares issued	262,347,283		0
Common stock, shares outstanding	262,347,283		0
Class B Voting Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	63,491,172	63,491,172	0
Common stock, shares issued	63,491,172	63,491,172	0
Common stock, shares outstanding	63,491,172	63,491,172	0
Class B Voting Ordinary Shares [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	63,491,172		0
Common stock, shares issued	63,491,172		0
Common stock, shares outstanding	63,491,172		0